Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Decommissioning Liabilities [Abstract]
Schedule of Reconciliation of the Decommissioning Liabilities	A reconciliation of the decommissioning liabilities is provided below:
As at December 31 ($ thousands)	2023	2022	2021
Balance, beginning of year	$7,543	$5,517	$-
Initial recognition	-	-	1,957
Change in estimated future costs	-	1,283	3,262
Accretion expense	906	743	298
Balance, end of year	$8,449	$7,543	$5,517